Other Current Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Long-term compensation liability	$ 6.5	$ 17.7
Lease inducement	3.4	3.4
Onerous contracts provision	2.6	2.9
Decommissioning liability	26.9	33.7
Other current liabilities	$ 39.4	$ 57.7